              ---------------------------------------------------

DIRECTORS                                    OFFICERS
Barton M. Biggs                              James W. Grisham
CHAIRMAN OF THE BOARD                        VICE PRESIDENT
  Chairman and Director, Morgan Stanley      Michael F. Klein
  Asset Management Inc. and Morgan Stanley   VICE PRESIDENT
  Asset Management Limited; Managing         Harold J. Schaaff,
  Director, Morgan Stanley & Co.             Jr.
  Incorporated; Director, Morgan Stanley     VICE PRESIDENT
  Group Inc.                                 Joseph P. Stadler
Warren J. Olsen                              VICE PRESIDENT
DIRECTOR AND PRESIDENT                       Valerie Y. Lewis
  Principal, Morgan Stanley Asset            SECRETARY
  Management Inc. and Morgan Stanley & Co.   Karl O. Hartmann
  Incorporated                               ASSISTANT SECRETARY
John D. Barrett II                           James R. Rooney
Chairman and Director,                       TREASURER
Barrett Associates, Inc.                     Joanna M. Haigney
Gerard E. Jones                              ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

       ------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
           ---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              TECHNOLOGY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The investment objective of the Technology Portfolio is to achieve long-term capital appreciation by investing primarily in equity securities of companies expected to benefit from their involvement in technology and technology-related industries. The focus of the Portfolio is to identify significant long-term technology trends and to invest in those premier companies we believe are positioned to materially gain from these trends. Stocks selected for the Portfolio are also expected to meet comprehensive selection criteria. The Portfolio may invest up to 35% of its total investments in securities of foreign companies to participate sufficiently in the global technology market.

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX(1)
----------------------------------------------------

                                                    TOTAL RETURNS(2)
                                                 ----------------------
                                                               SINCE
                                                    YTD     INCEPTION(3)
                                                 ---------  -----------
PORTFOLIO-CLASS A..............................      -1.49%       5.50%
PORTFOLIO-CLASS B..............................      -1.59        5.40
S&P 500 INDEX..................................       2.69       11.81
LIPPER SCIENCE & TECHNOLOGY....................      -9.26       -1.59

1. The S&P 500 Index is an unmanaged index of common stocks. The Lipper Science and Technology Funds Index is a composite index of mutual funds that invest at least 65% of their assets in science and technology stocks.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio commenced operations on September 16, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

For the three months ended March 31, 1997 the Portfolio had a total return of -1.49% for the Class A shares and -1.59% for the Class B shares, as compared to a total return of 2.69% for the S&P 500 Index and -9.26% for the Lipper Science & Technology Funds Index. For the period from inception on September 16, 1996 through March 31, 1997 the Portfolio had a total return of 5.50% for the Class A shares and 5.40% for the Class B shares, as compared to a total return of 11.81% for the S&P 500 Index, and a total return of -1.59% for the Lipper Science & Technology Funds Index.

We were pleased with the Portfolio's outperformance of the Lipper Science & Technology Index for the quarter as we managed to reduce the impact of the technology downturn on the Portfolio while maintaining a portfolio positioned to participate in an upturn. The volatility during the quarter not only kept us on our toes but also presented attractive investment opportunities.

The outperformance for the quarter was due to an elimination of most networking stocks before they declined, an overweight position in semiconductor stocks, and a focus on larger capitalization, lower valuation stocks with more defensive risk/reward profiles. Near the end of the quarter we reinvested in many of the highest quality networking and other tech stocks which had been oversold during the period.

We look forward to the remainder of 1997. Overall fundamentals for technology continue to be favorable and the healthy U.S. economy provides a supportive backdrop. Some high profile companies will continue to face obstacles but it is our job to identify opportunities as these events unfold. Our goal remains the same; identify the premier sectors and companies which we believe present compelling investment opportunities and attempt to avoid those that may hit potholes.

Christopher R. Blair
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
COMMON STOCK (95.3%)
  COMMUNICATION EQUIPMENT (22.0%)
    COMPUTER INTEGRATED SYSTEMS DESIGN (6.2%)
          3,200    3Com Corp.                          $   105
          2,000    Ascend Communications, Inc.              81
          3,000    Cisco Systems, Inc.                     144
                                                       -------
                                                           330
                                                       -------
    COMPUTER PERIPHERAL EQUIPMENT (1.3%)
          1,800    Quantum Corp.                            70
                                                       -------
    ELECTRONIC COMPONENTS & ACCESSORIES (1.9%)
          1,013    Molex, Inc., Class A                     35
          2,500    Read-Rite Corp.                          63
                                                       -------
                                                            98
                                                       -------
    ELECTRONIC PARTS & EQUIPMENT (4.5%)
          3,900    Motorola, Inc.                          235
                                                       -------
    TELEPHONE & TELEGRAPH APPARATUS (8.1%)
          1,800    ADC Telecommunications, Inc.             48
          2,800    Advanced Fibre Communications            90
            500    Alcatel Alsthom ADR                      12
            500    Cascade Communications Corp.             13
          1,500    Lucent Technologies Inc.                 79
            800    Northern Telecommunications Ltd.         52
          2,900    Telefonaktiebolaget LM Ericsson
                    ADR                                     98
          1,000    Tellabs, Inc.                            36
                                                       -------
                                                           428
                                                       -------
  TOTAL COMMUNICATION EQUIPMENT                          1,161
                                                       -------
  COMMUNICATION SERVICES (2.9%)
    COMPUTER PROCESSING & DATA PREPARATION (0.7%)
            700    First Data Corp.                         24
            400    First USA Paymentech, Inc.               10
                                                       -------
                                                            34
                                                       -------
    DIRECT MAIL ADVERTISING SERVICE (0.6%)
          1,650    Tele-Communications, Inc., Class A       33
                                                       -------
    RADIO/TELEPHONE COMMUNICATIONS (0.7%)
          6,000    Mobile Telecommunications
                    Technologies Corp.                      38
                                                       -------
    TELEPHONE COMMUNICATIONS (0.9%)
          2,000    Teleport Communications Group,
                    Inc., Class A                           46
                                                       -------
  TOTAL COMMUNICATION SERVICES                             151
                                                       -------

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
  OTHER TECHNOLOGY (51.7%)
    BUSINESS SERVICES (9.8%)
          1,900    Automatic Data Processing, Inc.     $    80
          1,950    BISYS Group, Inc.                        61
            700    CBT Group plc ADR                        35
          2,000    Concord EFS, Inc.                        38
          1,700    ONTRACK Data International, Inc.         25
          1,000    Paychex, Inc.                            41
          1,370    Sterling Commerce, Inc.                  40
          2,100    SunGard Data Systems, Inc.               91
          2,400    USCS International, Inc.                 44
          3,000    Whittman-Hart, Inc.                      64
                                                       -------
                                                           519
                                                       -------
    ELECTRONIC COMPUTERS (2.4%)
          1,500    Dell Computer Corp.                     101
          1,500    Sequent Computer System, Inc.            23
                                                       -------
                                                           124
                                                       -------
    MOTION PICTURE & VIDEO TAPE PRODUCTION (0.7%)
          1,200    News Corp., Ltd. ADR                     22
            200    The Walt Disney Co.                      15
                                                       -------
                                                            37
                                                       -------
    PERSONAL SERVICE (3.0%)
          2,500    America Online, Inc.                    106
          2,350    CUC International, Inc.                  53
                                                       -------
                                                           159
                                                       -------
    SEMICONDUCTORS & RELATED SERVICES (34.5%)
          2,640    Altera Corp.                            114
          1,700    ANADIGICS, Inc.                          46
          4,700    Analog Devices, Inc.                    106
          1,500    Applied Materials, Inc.                  70
          1,900    Cypress Semiconductor Corp.              24
          1,500    Fusion Systems Corp.                     36
          2,600    Integrated Device Technology, Inc.       26
          2,300    Intel Corp.                             320
          1,300    KLA Instruments Corp.                    47
          1,300    Lattice Semiconductor Corp.              59
          5,017    Linear Technology Corp.                 222
          2,500    LSI Logic Corp.                          87
          1,000    Maxim Integrated Products, Inc.          48
          1,400    Micron Technology, Inc.                  57
          2,800    National Semiconductor                   77
          1,300    Semtech Corp.                            26
          1,000    Sierra Semiconductor Corp.               16
            800    Teradyne, Inc.                           23

                                                        VALUE
         SHARES                                         (000)
---------------                                        -------
  OTHER TECHNOLOGY (CONTINUED)
          2,400    Texas Instruments, Inc.             $   180
          3,800    Transwitch Corp.                         17
          4,450    Xilinx, Inc.                            217
                                                       -------
                                                         1,818
                                                       -------
    SURGICAL & MEDICAL INSTRUMENTS & APPARATUS (1.3%)
          1,100    Boston Scientific Corp.                  68
                                                       -------
  TOTAL OTHER TECHNOLOGY                                 2,725
                                                       -------
  SOFTWARE (18.0%)
    PREPACKAGED SOFTWARE (18.0%)
          2,500    Avant! Corp.                             68
          1,000    BAAN Company                             45
            400    BMC Software, Inc.                       18
          2,600    Citrix Systems, Inc.                     34
            100    Compuware Corp.                           6
          2,500    Forecross Corp.                          38
          1,200    I2 Technologies, Inc.                    40
          3,400    Microsoft Corp.                         312
          4,500    Oracle System, Corp.                    174
          1,800    Peoplesoft, Inc.                         72
          5,000    Proginet Corp.                           17
          1,300    Symantec Corp.                           18
          2,400    Transaction Systems Architects,
                    Inc., Class A                           66
          2,100    Vantive Corp.                            43
                                                       -------
  TOTAL SOFTWARE                                           951
                                                       -------
  TOYS (0.7%)
          1,900    Galoob Toys, Inc.                        35
                                                       -------
TOTAL COMMON STOCKS (Cost $5,090)                        5,023
                                                       -------

    NO. OF
   CONTRACTS
---------------
PURCHASED OPTION (0.0%)
  TELEPHONE & TELEGRAPH APPARATUS (0.0%)
          1,500    Cascade Communications Corp.,
                    expiring 5/16/19, strike price
                    U.S.$35.00 (Cost $2)                     1
                                                       -------
                                                        VALUE
                                                        (000)
                                                       -------

TOTAL INVESTMENTS (95.3%) (Cost $5,092)                $ 5,024
                                                       -------
OTHER ASSETS AND LIABILITIES (4.7%)
  Other Assets                                             663
  Liabilities                                             (417)
                                                       -------
                                                           246
                                                       -------
NET ASSETS (100%)                                      $ 5,270
                                                       -------
                                                       -------
CLASS A:
NET ASSETS                                              $4,102
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 388,920 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                $10.55
                                                       -------
                                                       -------
CLASS B:
NET ASSETS                                              $1,168
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 110,821 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                $10.54
                                                       -------
                                                       -------

----------------------------------
ADR -- American Depositary Receipt